Stockholders' Deficit (Parentheticals) - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Shares designated	10,000,000	10,000,000	10,000,000
Shares issued	1,547,845	1,514,155	1,105,155
Shares outstanding	1,547,845	1,514,155	1,105,155
Cumulative preferred dividends	$ 2,208	$ 1,956	$ 361
Cumulative Convertible Preferred Stock | Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001
Shares designated	500,000	500,000
Shares issued	269,608	269,608
Shares outstanding	269,608	269,608
Liquidation preference	975	975
Cumulative preferred dividends	422	363
Cumulative Convertible Preferred Stock | Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001
Shares designated	500,000	500,000
Shares issued	131,347	131,347
Shares outstanding	131,347	131,347
Liquidation preference	380	380
Cumulative preferred dividends	116	92
Cumulative Convertible Preferred Stock | Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001
Shares designated	4,000,000	4,000,000
Shares issued	730,357	704,200
Shares outstanding	730,357	704,200
Preferred stock, issuance costs	1,374	1,374
Liquidation preference	7,451	7,042
Cumulative preferred dividends	1,589	213
Conversion benefits on preferred stock		1,500
Cumulative Convertible Preferred Stock | Series E Preferred Stock [Member]
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001
Shares designated	2,000,000	2,000,000
Shares issued	416,533	409,000
Shares outstanding	416,533	409,000
Preferred stock, issuance costs	875	875
Liquidation preference	4,270	4,090
Cumulative preferred dividends	$ 82	$ 76